Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 16,230
Property, plant and equipment at end of period	16,611	$ 16,230
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25,401	15,051
Additions / Depreciation charge for the year	3,121	9,406
Net exchange differences	765	944
Property, plant and equipment at end of period	29,287	25,401
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9,171)	(6,008)
Additions / Depreciation charge for the year	(3,183)	(2,916)
Net exchange differences	(322)	(247)
Property, plant and equipment at end of period	(12,676)	(9,171)
Artwork
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,352
Property, plant and equipment at end of period	7,519	7,352
Artwork | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,352	7,040
Additions / Depreciation charge for the year	0	0
Net exchange differences	167	312
Property, plant and equipment at end of period	7,519	7,352
Artwork | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Additions / Depreciation charge for the year	0	0
Net exchange differences	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	125
Property, plant and equipment at end of period	380	125
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,527	2,321
Additions / Depreciation charge for the year	279	107
Net exchange differences	70	99
Property, plant and equipment at end of period	2,876	2,527
Furniture and fixtures | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,402)	(2,288)
Additions / Depreciation charge for the year	(68)	(43)
Net exchange differences	(26)	(71)
Property, plant and equipment at end of period	(2,496)	(2,402)
Computer hardware and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	196
Property, plant and equipment at end of period	156	196
Computer hardware and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,706	2,613
Additions / Depreciation charge for the year	153	0
Net exchange differences	71	93
Property, plant and equipment at end of period	2,930	2,706
Computer hardware and software | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,510)	(2,099)
Additions / Depreciation charge for the year	(205)	(324)
Net exchange differences	(59)	(87)
Property, plant and equipment at end of period	(2,774)	(2,510)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,715
Property, plant and equipment at end of period	2,001	2,715
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,332	3,077
Additions / Depreciation charge for the year	254	2,117
Net exchange differences	135	138
Property, plant and equipment at end of period	5,721	5,332
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,617)	(1,621)
Additions / Depreciation charge for the year	(970)	(926)
Net exchange differences	(133)	(70)
Property, plant and equipment at end of period	(3,720)	(2,617)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,842
Property, plant and equipment at end of period	6,555	5,842
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,484	0
Additions / Depreciation charge for the year	2,435	7,182
Net exchange differences	322	302
Property, plant and equipment at end of period	10,241	7,484
Right of use assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,642)	0
Additions / Depreciation charge for the year	(1,940)	(1,623)
Net exchange differences	(104)	(19)
Property, plant and equipment at end of period	$ (3,686)	$ (1,642)